Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 255,795	$ 261,270
Accumulated impairment losses, Beginning Balance	(202,532)	(189,705)
Goodwill, Net, Beginning Balance	53,263	71,565
Transactions in Period [Abstract]
Foreign currency translation adjustment	(340)	(1,933)
Impairment losses	0	(16,369)
Goodwill, Ending balance	255,455	255,795
Accumulated impairment losses, Ending balance	(202,532)	(202,532)
Goodwill, Net, Ending balance	52,923	53,263
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	69,627	73,941
Accumulated impairment losses, Beginning Balance	(32,246)	(35,788)
Goodwill, Net, Beginning Balance	37,381	38,153
Transactions in Period [Abstract]
Foreign currency translation adjustment	(249)	(772)
Impairment losses	0	0
Goodwill, Ending balance	69,378	69,627
Accumulated impairment losses, Ending balance	(32,246)	(32,246)
Goodwill, Net, Ending balance	37,132	37,381
Operating Segments [Member] | Sogou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	5,625	5,908
Accumulated impairment losses, Beginning Balance	0	0
Goodwill, Net, Beginning Balance	5,625	5,908
Transactions in Period [Abstract]
Foreign currency translation adjustment	(91)	(283)
Impairment losses	0	0
Goodwill, Ending balance	5,534	5,625
Accumulated impairment losses, Ending balance	0	0
Goodwill, Net, Ending balance	5,534	5,625
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	180,543	181,421
Accumulated impairment losses, Beginning Balance	(170,286)	(153,917)
Goodwill, Net, Beginning Balance	10,257	27,504
Transactions in Period [Abstract]
Foreign currency translation adjustment	0	(878)
Impairment losses	0	(16,369)
Goodwill, Ending balance	180,543	180,543
Accumulated impairment losses, Ending balance	(170,286)	(170,286)
Goodwill, Net, Ending balance	$ 10,257	$ 10,257